Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of $100 Investment Based On(4):
Year(1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	AST SpaceMobile Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (Loss) ($000)(6)	Company Selected Measure: Total Revenue ($000)(7)
2025	$14,222,500	$18,157,500	$7,295,395	$18,304,462	$615	$103	$(341,940)	$70,918
2024	-	-	$1,609,800	$3,975,708	$179	$94	$(300,083)	$4,418
2023	-	-	$250,000	$537,444	$51	$85	$(87,561)	$0
2022	-	-	$1,716,496	$989,452	$41	$75	$(31,640)	$13,825
2021	$8,995	$8,995	$1,430,211	$160,579	$67	$101	$(30,553)	$12,405

Named Executive Officers, Footnote [Text Block]
(1)	Abel Avellan served as the PEO for the entirety of 2025, 2024, 2023, 2022, and 2021. Our Non-PEO NEOs for the applicable years were as follows:

●	2025: Scott Wisniewski, Shanti Gupta, Andrew Johnson, and Dr. Huiwen Yao
●	2024: Scott Wisniewski, Shanti Gupta, Andrew Johnson, Dr. Huiwen Yao, Sean Wallace, and Brian Heller
●	2023: Sean Wallace and Brian Heller
●	2022: Sean Wallace and Brian Heller
●	2021: Brian Heller and Thomas Severson

Peer Group Issuers, Footnote [Text Block]		Peer Group is the Nasdaq Telecommunications Index, which is the same peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	[1],[2]	$ 14,222,500	[3]				$ 8,995
PEO Actually Paid Compensation Amount	[1],[4]	$ 18,157,500					8,995
Adjustment To PEO Compensation, Footnote [Text Block]

The following table sets forth the adjustments prescribed by the SEC rules to calculate CAP amounts from SCT amounts for Mr. Avellan and our Non-PEO NEOs for 2025.

	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table Total (1)	$14,222,500	$7,295,395
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$14,222,500	$6,631,125
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$18,157,500	$10,440,563
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	-	$4,830,938
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	-	$751,250
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	-	$1,617,441
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year or were Forfeited During the Covered Year	-	-
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	-	-
Compensation Actually Paid	$18,157,500	$18,304,462

(1)	In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 7,295,395	[3]	1,609,800	250,000	1,716,496	1,430,211
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[4]	$ 18,304,462		3,975,708	537,444	989,452	160,579
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Relationship Between CAP and Total Shareholder Return (“TSR”) The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our TSR.
Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income (Loss) Attributable to Stockholders

The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our Net Income (Loss) attributable to stockholders.

(1)	Represents the amount of net loss attributable to common stockholders reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Total Revenue (Company Selected Measure)

The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP total revenue.

(1)	Represents GAAP total revenue reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	[1]	$ 615		179	51	41	67
Peer Group Total Shareholder Return Amount	[1],[5]	103		94	85	75	101
Net Income (Loss) Attributable to Parent	[1],[6]	$ (341,940,000)		$ (300,083,000)	$ (87,561,000)	$ (31,640,000)	$ (30,553,000)
Company Selected Measure Amount	[1],[7]	70,918,000		4,418,000	0	13,825,000	12,405,000
PEO Name		Abel Avellan		Abel Avellan	Abel Avellan	Abel Avellan	Abel Avellan
PEO [Member] | Stock Award Value & Option Award Value Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 14,222,500
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		18,157,500
PEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year or were Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Stock Award Value & Option Award Value Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		6,631,125
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		10,440,563
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		4,830,938
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		751,250
Non-PEO NEO [Member] | Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		1,617,441
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year or were Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	Abel Avellan served as the PEO for the entirety of 2025, 2024, 2023, 2022, and 2021. Our Non-PEO NEOs for the applicable years were as follows:
[2]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Avellan, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.
[3]	In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
[4]	Amounts reported in these columns represent compensation actually paid to our NEOs in the applicable year; compensation actually paid is determined by making adjustments to the amounts reported in the SCT for the applicable year in accordance with SEC rules. The adjustments made for 2025 are set forth in the table below.
[5]	Peer Group is the Nasdaq Telecommunications Index, which is the same peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report on Form 10-K for the year ended December 31, 2025.
[6]	The dollar amounts reported in this column represent the amount of net income (loss) attributable to common stockholders and reflected in our audited Consolidated Financial Statements included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
[7]	The dollar amounts reported in this column represent the amount of “Total Revenue” reflected in our audited Consolidated Financial Statements included in our Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.